Income Tax (Details) - Schedule of federal income tax rate to the company’s effective tax rate	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Deferred tax liability change in rate
Compensation expense		6.00%
Change in fair value of public warrant liability		(42.30%)
Transaction costs		2.90%
Change in valuation allowance		12.40%
Income tax provision	21.00%	0.00%